Share-based Compensation - Summarizes Outstanding Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	16,320	38,880	66,700
Weighted average exercise price, Warrants outstanding | $ / shares	$ 64.32	$ 57.22	$ 39.77
Weighted average contractual life, Warrants outstanding (years)	1 year 10 days
Number of warrants, Warrants exercisable | shares	16,320
Weighted average exercise price, Warrants exercisable | $ / shares	$ 64.32
Weighted average contractual life, Warrants exercisable (years)	1 year 10 days
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	20,800	24,800	54,400
Weighted average exercise price, Warrants outstanding | $ / shares	$ 40.38	$ 59.07	$ 38.62
Number of warrants, Warrants exercisable | shares	12,800
Weighted average exercise price, Warrants exercisable | $ / shares	$ 18.75
Weighted average contractual life, Warrants exercisable (years)	1 month 28 days
$6.25 - $9.38 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	6,400
Weighted average exercise price, Warrants outstanding | $ / shares	$ 6.25
Number of warrants, Warrants exercisable | shares	6,400
Weighted average exercise price, Warrants exercisable | $ / shares	$ 6.25
Weighted average contractual life, Warrants exercisable (years)	1 month 28 days
$29.69 - $45.31 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	6,400
Weighted average exercise price, Warrants outstanding | $ / shares	$ 31.25
Number of warrants, Warrants exercisable | shares	6,400
Weighted average exercise price, Warrants exercisable | $ / shares	$ 31.25
Weighted average contractual life, Warrants exercisable (years)	1 month 28 days
$62.50 - $93.75 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	16,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 62.5
Weighted average contractual life, Warrants outstanding (years)	1 year 10 days
Number of warrants, Warrants exercisable | shares	16,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 62.5
Weighted average contractual life, Warrants exercisable (years)	1 year 10 days
$62.50 - $93.75 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	8,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 75
$125.00 - $312.50 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	320
Weighted average exercise price, Warrants outstanding | $ / shares	$ 155.19
Weighted average contractual life, Warrants outstanding (years)	11 months 15 days
Number of warrants, Warrants exercisable | shares	320
Weighted average exercise price, Warrants exercisable | $ / shares	$ 155.19
Weighted average contractual life, Warrants exercisable (years)	11 months 15 days